Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity
(23)	Equity

Common and preferred stock

On November 5, 2013, the Company issued 12,500,000 American Depository Shares, or ADSs, each representing 8 preferred shares. Net proceeds from this offering amounted to $183,553 million (net of issuance costs amounting to $3,956). Preferred stock has no voting rights and cannot be converted to common stock. Holders of the preferred shares and ADSs are entitled to receive a minimum dividend to be paid preferentially over holders of common shares, so long as dividends have been declared by our shareholders at their annual meeting. If no dividends are declared, none of the Company’s shareholders will be entitled to any dividends. If dividends are declared and the Company’s annual distributable profits are sufficient to pay a dividend per share of at least COP 50 per share to all the Company’s holders of preferred and common shares, such profits will be paid equally with respect to the Company’s preferred and common shares. However, if the Company’s annual distributable profits are insufficient to pay a dividend of at least COP 50 per share to all our holders of preferred and common shares, a minimum preferred dividend of COP 50 per share will be distributed pro rata to the holders of the Company’s preferred shares, and any excess above such minimum preferred dividend will be distributed solely to holders of our common shares.

In connection with that offering, the common shareholders (“selling shareholders”) converted 75,599,997 common shares to preferred shares, representing 14,734,910 ADSs. As a consequence, the number of common shares was reduced to 665,800,003; the number of preferred shares increased in 75,599,997 to 331,187,285 preferred shares. The Company did not receive any of the net proceeds from the sale of ADS by the selling shareholders.

On November 28, 2014, the common shareholders (“selling shareholders”) converted 5,000,000 common shares to preferred shares. As a consequence, the number of common shares was reduced to 660,800,003 and the number of preferred shares increased in 5,000,000 to 336,187,285 preferred shares.

The total issue preferred stock are 340,507,917 and the group have repurchased 4,320,632, for a total of paid preferred stock of 336,187,285.

The following is a summary of authorized, issued and paid shares:

	December 31, 2018	December 31, 2017
Authorized shares	4,000,000,000	4,000,000,000
Issued and paid common stock	660,800,003	660,800,003
Issued and paid preferred stock	336,187,285	336,187,285

The nominal value are $0.125 per share.

Other Comprehensive Income (“OCI”) Reserves

The movement of the other comprehensive income as of December 31, 2018 and 2017 is as follows:

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2017	$6,507	$(681)	$(65,138)	$3	$125	$58,382	$(802)	$455	$(347)
Other comprehensive Income (loss) for the Period	(13,701)	(67)	(9,039)	—	(39)	(20,448)	(43,294)	(261)	$(43,555)

As of December 31, 2018	$(7,194)	$(748)	$(74,177)	$3	$86	$37,934	$(44,096)	$194	$(43,902)

	Attributable to owners of the Company
				Income tax reserves relating to (4)
	Hedging reserves (1)	Fair value reserves (2)	Reserves relating to actuarial gains and losses (3)	Fair value reserves	Fair value reserves	Reserves relating to actuarial gains and losses	Revaluation of administrative property (5)	Total	NCI	Total OCI
As of December 31, 2016	$122	$(414)	$(31,753)	$(3,558)	$3	$15,143	$27,365	$6,908	$169	$7,077
Other comprehensive Income (loss) for the Period	6,385	(267)	(33,385)	3,558	—	(15,018)	31,017	(7,710)	286	(7,424)

As of December 31, 2017	$6,507	$(681)	$(65,138)	$—	$3	$125	$58,382	$(802)	$455	$(347)

(1)	Hedging Reserves

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flows (See Note 27).

(2)	Fair value reserves

The fair value reserve comprises the cumulative net change in the fair value of available–for–sale financial assets until the assets are derecognized or impaired.

(3)	Reserve relating to actuarial gains and losses

It comprises actuarial gains or losses on defined benefit plans and post–retirement medical benefits recognized in other comprehensive income.

(4)	Income tax on other comprehensive income

Whenever an item of other comprehensive income gives rise to a temporary difference, a deferred income tax asset or liability is recognized directly in other comprehensive income

(5)	Revaluation of administrative property

Revaluation of administrative property is related to the revaluation of administrative buildings and property in Colombia, Costa Rica, and El Salvador. The revaluation reserve is adjusted for increases or decreases in fair values of such property.

The following provides an analysis of items presented net in the statement of consolidated statement of comprehensive income which have been subject to reclassification, without considering items remaining in OCI which are never reclassified to profit of loss:

	2018	2017
Cash flow hedges:
Reclassification during the year to profit or loss	$(17,179)	$10,309
Effective valuation of cash flow hedged	3,478	(3,924)

	$(13,701)	$6,385

Fair value reserves:
Valuations of investments in fair value with changes in OCI	$(67)	$(267)

	$(67)	$(267)